Overview and Summary of Significant Accounting Policies, Cash, Cash Equivalents and Restricted Cash (AES Indiana) (Q1) (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 435,217	$ 28,579		$ 201,548
Restricted cash (included in Prepayments and other current assets)	5	5		5
Total cash, cash equivalents and restricted cash	435,222	28,584	$ 167,457	201,553	$ 6,917	$ 26,622
Indianapolis Power And Light Company
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	23,513	25,767		199,103
Restricted cash (included in Prepayments and other current assets)	5	5		5
Total cash, cash equivalents and restricted cash	$ 23,518	$ 25,772	$ 164,964	$ 199,108	$ 2,761	$ 17,951